CONSOLIDATED BALANCE SHEETS - Rigetti Computing, Inc [Member] - USD ($)		Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash		$ 206,626	$ 11,729
Accounts receivable		1,261	1,543
Prepaid expenses and other current assets		4,405	1,351
Forward contract—assets		2,740,000	0
Deferred offering costs		151	3,449
Total current assets		215,183,000	18,072,000
Property and equipment, net		23,943	22,497
Restricted cash		317	317
Other assets		1,083	165
Goodwill		5,377	5,377
Total assets		245,903,000	46,428,000
Current liabilities:
Accounts payable		3,453	1,971
Accrued expenses and other current liabilities		5,230	3,806
Convertible notes			0
Deferred revenue - current		519	985
Debt - current portion		2,365	575
Forward contract—liabilities		0	230,000
Total current liabilities		11,567,000	7,567,000
Debt net of current portion		27,678	24,216
Derivative warrant liabilities		24,001	4,355
Earn-out liabilities		16,949,000	0
Other liabilities		278	295
Total Liabilities		80,473,000	36,433,000
Commitments and Contingencies
Redeemable convertible preferred stock*, par value $0.0001 per share; 0 shares and 80,974,757 shares authorized at March 31, 2022 and December 31, 2021, respectively; 0 shares and 77,696,679 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively		0	81,523
Shareholders' Equity (Deficit)
Preferred Stock, par value $0.0001 per share; 10,000,000 shares and 0 shares authorized at March 31, 2022 and December 31, 2021, respectively ; 0 shares and 0 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively		0	0
Common stock*, par value $0.0001 per share; 1,000,000,000 shares and 134,050,472 shares authorized at March 31, 2022 and December 31, 2021, respectively; 113,810,285 shares and 18,221,069 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	[1]	11	2
Additional paid-in capital		382,959	135,549
Accumulated deficit		(217,601)	(207,131)
Accumulated other comprehensive gain		61	52
Total Shareholders' Equity (Deficit)		165,430,000	(71,528,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit		$ 245,903,000	$ 46,428,000

[1]	Shares of preferred stock and common stock have been retroactively restated to give effect to the Business Combination.